Share Capital (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock Call Option
Statement [Line Items]
Exercise Price		$ 0.42
Options Outstanding, Number Outstanding	6,665,000	3,210,000
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 6 months 29 days	2 years 6 months 29 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.48	$ 0.42
Options Exercisable, Number Exercisable	4,308,750	2,690,000
Options Exercisable, Weighted Average Remaining Contractual Life	3 years 2 months 8 days	2 years 3 months
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.46	$ 0.42
Exercise Prices One
Statement [Line Items]
Exercise Price	$ 0.50	$ 0.40
Options Outstanding, Number Outstanding	410,000	720,000
Options Outstanding, Weighted Average Remaining Contractual Life	5 months 1 day	6 months 3 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.50	$ 0.40
Options Exercisable, Number Exercisable	410,000	720,000
Options Exercisable, Weighted Average Remaining Contractual Life	5 months 1 day	6 months 3 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.50	$ 0.40
Exercise Price Two
Statement [Line Items]
Exercise Price	$ 0.40	$ 0.50
Options Outstanding, Number Outstanding	520,000	410,000
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 5 months 26 days	1 year 5 months 1 day
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.40	$ 0.50
Options Exercisable, Number Exercisable	520,000	410,000
Options Exercisable, Weighted Average Remaining Contractual Life	1 year 5 months 26 days	1 year 5 months 1 day
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.40	$ 0.50
Exercise Price Three
Statement [Line Items]
Exercise Price	$ 0.52	$ 0.40
Options Outstanding, Number Outstanding	215,000	520,000
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 6 months 10 days	2 years 5 months 26 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.52	$ 0.40
Options Exercisable, Number Exercisable	53,750	520,000
Options Exercisable, Weighted Average Remaining Contractual Life	1 year 6 months 10 days	2 years 5 months 26 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.52	$ 0.40
Exercise Price Four
Statement [Line Items]
Exercise Price	$ 0.30	$ 0.30
Options Outstanding, Number Outstanding	100,000	100,000
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 10 months 9 days	2 years 10 months 9 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.30	$ 0.30
Options Exercisable, Number Exercisable	100,000	100,000
Options Exercisable, Weighted Average Remaining Contractual Life	1 year 10 months 9 days	2 years 10 months 9 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.30	$ 0.30
Exercise Price Five
Statement [Line Items]
Exercise Price	$ 0.25	$ 0.25
Options Outstanding, Number Outstanding	100,000	100,000
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 10 months 9 days	2 years 10 months 9 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.25	$ 0.25
Options Exercisable, Number Exercisable	100,000	100,000
Options Exercisable, Weighted Average Remaining Contractual Life	1 year 10 months 9 days	2 years 10 months 9 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.25	$ 0.25
Exercise Price Six
Statement [Line Items]
Exercise Price	$ 0.40	$ 0.35
Options Outstanding, Number Outstanding	60,000	140,000
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 2 months 19 days	3 years 1 month 20 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.40	$ 0.35
Options Exercisable, Number Exercisable	60,000	112,000
Options Exercisable, Weighted Average Remaining Contractual Life	2 years 2 months 19 days	3 years 1 month 20 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.40	$ 0.35
Exercise Price Seven
Statement [Line Items]
Exercise Price	$ 0.30	$ 0.40
Options Outstanding, Number Outstanding	400,000	60,000
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 5 months 26 days	3 years 2 months 19 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.30	$ 0.40
Options Exercisable, Number Exercisable	400,000	48,000
Options Exercisable, Weighted Average Remaining Contractual Life	2 years 5 months 27 days	3 years 2 months 19 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.30	$ 0.40
Exercise Price Eight
Statement [Line Items]
Exercise Price	$ 0.50	$ 0.30
Options Outstanding, Number Outstanding	680,000	400,000
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 5 months 26 days	3 years 5 months 26 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.50	$ 0.30
Options Exercisable, Number Exercisable	680,000	320,000
Options Exercisable, Weighted Average Remaining Contractual Life	3 years 5 months 27 days	3 years 5 months 27 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.50	$ 0.30
Exercise Price Nine
Statement [Line Items]
Exercise Price	$ 0.55	$ 0.50
Options Outstanding, Number Outstanding	80,000	680,000
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 7 months 17 days	4 years 5 months 26 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.55	$ 0.50
Options Exercisable, Number Exercisable	60,000	340,000
Options Exercisable, Weighted Average Remaining Contractual Life	3 years 7 months 17 days	4 years 5 months 26 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.55	$ 0.50
Exercise Price Ten
Statement [Line Items]
Exercise Price	$ 0.50	$ 0.55
Options Outstanding, Number Outstanding	3,600,000	80,000
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 5 months 23 days	4 years 7 months 17 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.50	$ 0.55
Options Exercisable, Number Exercisable	1,800,000	20,000
Options Exercisable, Weighted Average Remaining Contractual Life	4 years 5 months 23 days	4 years 7 months 17 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.50	$ 0.55
Exercise Price Eleven
Statement [Line Items]
Exercise Price	$ 0.52
Options Outstanding, Number Outstanding	500,000
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 6 months 10 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.52
Options Exercisable, Number Exercisable	125,000
Options Exercisable, Weighted Average Remaining Contractual Life	4 years 6 months 10 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.52